CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,055	$ 1,799	$ 4,454
Loss (income) from discontinued operations		51	(5,399)
Net income (loss) from continuing operations	4,055	1,850	(945)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,569	2,220	696
Impairment of an investment in company	100		600
Stock-based compensation related to options and unvested shares granted to employees	117	120	167
Gain from a bargain purchase		(4,412)
Decrease in trade receivables	577	1,216
Equity share in losses (earnings) of associates, net	32
Increase (decrease) in deferred tax liabilities	159	(579)
Increase (decrease) in other long-term liabilities	(792)	3,319
Increase (decrease) in land lease liabilities	(81)
Decrease (increase) in other accounts receivable and prepaid expenses	1,073	1,371	29
Increase (decrease) in accrued expenses and other accounts payable	(597)	(3,200)	(162)
Net cash provided by continuing operations	7,212	1,905	385
Net cash used in discontinued operations	(427)	(70)	(202)
Net cash provided by operating activities	6,785	1,835	183
Cash flows from investing activities:
Purchase of equipment		(5)	(5)
Proceeds from (investment in) short-term deposit		(1,065)	3,750
Proceeds from (investment in) long-term lease deposits	(5)	101	(57)
Investment in real estate property	(210)	(1,187)	(8,786)
Increase in restricted cash	(3)	(131)
Acquisition of Eldista, net (b)		(20,684)
Investments in associates	(8,025)
Proceeds from sale of the Video activity			6,800
Net cash provided by (used in) investing activities	(8,243)	(22,971)	1,702
Cash flows from financing activities:
Issuance of ordinary shares in a private placement		5,000
Proceeds from long term bank loans		106,441
Repayment of long term bank loans	(2,553)	(91,847)	(406)
Repayment of loan to non-controlling interests	(53)	(5,618)
Net cash provided by (used in) financing activities from continuing operations	(2,606)	13,976	(406)
Exchange differences on balances of cash and cash equivalents	261	(155)	130
Increase (decrease) in cash and cash equivalents	(3,803)	(7,315)	1,609
Cash and cash equivalents at the beginning of the year	22,945	30,260	28,651
Cash and cash equivalents at the end of the year	19,142	22,945	30,260
Cash paid during the year for:
Taxes	1,902	1,903
Interest	2,237	3,081	207
Acquisition of Eldista, net:
Working capital deficiency, net		(155)
Building (including land)		161,451
In place leases, net		1,124
Deferred tax liabilities		(15,282)
Mortgage loan		(92,705)
Swap instrument		(392)
Land lease liability		(7,311)
Rent settlements with tenants		(1,759)
Gain from a bargain purchase		(4,412)
Non controlling interests		(19,875)
Net cash paid by the Company		$ 20,684